SHAREHOLDERS' EQUITY - Completion of IPO (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			6 Months Ended
	Jan. 30, 2020 CNY (¥) shares	Jan. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2020 CNY (¥)
Class of Stock [Line Items]
Commissions and offering expenses | ¥			¥ 17,374
ADS
Class of Stock [Line Items]
Number of shares issued	1,333,360	1,333,360
Offering price | $ / shares		$ 12.00
Class A ordinary shares
Class of Stock [Line Items]
Number of shares issued	1,333,360	1,333,360
IPO
Class of Stock [Line Items]
Commissions and offering expenses	¥ 35,200	$ 5,395
Net proceeds from the IPO, after deducting commissions and offering expenses	¥ 75,460	$ 11,565